Consolidated statements of cash flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES
Net income	$ 1,776	$ 1,624
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	2,577	2,267
Deferred income taxes	115	74
Share-based compensation expense, net	(2)	16
Net employee defined benefit plans expense	78	95
Employer contributions to employee defined benefit plans	(41)	(53)
Non-current contract assets	130	(62)
Non-current unbilled customer finance receivables	(178)	(8)
Loss (income) from equity accounted investments	(4)	(170)
Shares settled from Treasury		100
Other	(192)	(81)
Net change in non-cash operating working capital	(332)	256
Cash provided by operating activities	3,927	4,058
INVESTING ACTIVITIES
Cash payments for capital assets, excluding spectrum licences	(2,952)	(2,874)
Cash payments for spectrum licences	(942)	(1)
Cash payments for acquisitions, net	(1,105)	(280)
Advances to real estate joint ventures	(35)	(22)
Real estate joint venture receipts	7	184
Proceeds on dispositions	16	38
Other	(33)	(22)
Cash used by investing activities	(5,044)	(2,977)
FINANCING ACTIVITIES
Dividends paid to holders of Common Shares	(1,149)	(1,141)
Treasury shares acquired		(100)
Issue (repayment) of short-term borrowings, net	(1)	(67)
Long-term debt issued	7,705	5,500
Redemptions and repayment of long-term debt	(5,261)	(5,377)
Shares of subsidiary (purchased from) issued to non-controlling interests	(9)	24
Other	(47)	(15)
Cash provided (used) by financing activities	1,238	(1,176)
CASH POSITION
Increase (decrease) in cash and temporary investments, net	121	(95)
Cash and temporary investments, net, beginning of period	414	509
Cash and temporary investments, net, end of period	535	414
SUPPLEMENTAL DISCLOSURE OF OPERATING CASH FLOWS
Interest paid	(714)	(608)
Interest received	7	9
Income taxes paid, net
In respect of comprehensive income	(629)	(197)
In respect of business acquisitions	(15)
Income taxes paid, net	$ (644)	$ (197)